AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
1
Shares Security Description Value
Common Stock - 94.3%
Communications - 0.6%
52,425 America Movil SAB de CV, ADR $ 1,108,789
1,719 Cisco Systems, Inc. 95,851
10,750 Lumen Technologies, Inc. 121,152
4,081 Paramount Global, Class B 154,303
6,897 Telefonica SA, ADR 33,106
1,513,201
Consumer Cyclical - 1.6%
3,576 Alibaba Group Holding, Ltd., ADR
(a)
389,069
1,241 Booking Holdings, Inc.
(a)
2,914,426
14,025 DR Horton, Inc. 1,045,003
4,348,498
Consumer Discretionary - 7.3%
127,868 Arcos Dorados Holdings, Inc., Class A 1,039,567
34,000 Becle SAB de CV 76,500
44,408 Comcast Corp., Class A 2,079,182
15,650 CVS Health Corp. 1,583,936
88,527 Discovery, Inc., Class A
(a)
2,206,093
4,641 Discovery, Inc., Class C
(a)
115,886
100 Domino's Pizza, Inc. 40,701
16,250 General Motors Co.
(a)
710,775
11,000 Grand Canyon Education, Inc.
(a)
1,068,210
193,644 Lincoln Educational Services Corp.
(a)
1,384,555
17,725 Lowe's Cos., Inc. 3,583,818
4,756 McDonald's Corp. 1,176,064
46,302 Sally Beauty Holdings, Inc.
(a)
723,700
3,870 The Home Depot, Inc. 1,158,407
12,850 Walmart, Inc. 1,913,622
4,550 Yum China Holdings, Inc. 189,007
7,050 Yum! Brands, Inc. 835,636
19,885,659
Consumer Staples - 15.7%
65,455 Altria Group, Inc. 3,420,024
34,455 British American Tobacco PLC, ADR 1,452,623
13,200 Coca-Cola HBC AG, ADR
(a)
276,804
3,135 Diageo PLC, ADR 636,844
50,327 Molson Coors Beverage Co., Class B 2,686,455
34,800 Monster Beverage Corp.
(a)
2,780,520
42,895 PepsiCo., Inc. 7,179,765
84,525 Philip Morris International, Inc. 7,940,278
40,300 The Coca-Cola Co. 2,498,600
195,126 The Kroger Co. 11,194,379
3,140 The Procter & Gamble Co. 479,792
54,421 Unilever PLC, ADR 2,479,965
43,026,049
Energy - 3.2%
136,810 BP PLC, ADR 4,022,214
7,430 Chevron Corp. 1,209,827
13,600 ConocoPhillips 1,360,000
7,800 Phillips 66 673,842
14,415 Valero Energy Corp. 1,463,699
8,729,582
Financials - 22.5%
53,260 Aflac, Inc. 3,429,411
49,495 American International Group, Inc. 3,106,801
2,480 Ameriprise Financial, Inc. 744,893
201,099 Bank of America Corp. 8,289,301
16,545 Berkshire Hathaway, Inc., Class B
(a)
5,838,896
60,674 Central Pacific Financial Corp. 1,692,805
25,975 Citigroup, Inc. 1,387,065
5,616 Colliers International Group, Inc. 732,326
101,268 Credit Suisse Group AG, ADR 794,954
5,616 FirstService Corp. 813,646
Shares Security Description Value
Financials - 22.5% (continued)
63,668 Franklin Resources, Inc. $ 1,777,611
2,025 Marsh & McLennan Cos., Inc. 345,100
38,815 Mastercard, Inc., Class A 13,871,705
1,100 PayPal Holdings, Inc.
(a)
127,215
7,000 Ryan Specialty Group Holdings, Inc.
(a)
271,530
149,625 The Bank of New York Mellon Corp. 7,425,889
17,918 The Travelers Cos., Inc. 3,274,156
3,200 U.S. Bancorp 170,080
15,249 Unum Group 480,496
30,100 Visa, Inc., Class A 6,675,277
6,200 Wells Fargo & Co. 300,452
61,549,609
Health Care - 25.3%
32,284 Abbott Laboratories 3,821,134
3,663 AbbVie, Inc. 593,809
18,226 Anthem, Inc. 8,952,976
4,950 Becton Dickinson and Co. 1,316,700
10,250 Biogen, Inc.
(a)
2,158,650
13,990 Cigna Corp. 3,352,144
43,608 Johnson & Johnson 7,728,646
80,518 Medtronic PLC 8,933,472
73,704 Merck & Co., Inc. 6,047,413
8,370 Organon & Co. 292,364
6,282 Pfizer, Inc. 325,219
16,397 Quest Diagnostics, Inc. 2,244,093
39,216 UnitedHealth Group, Inc. 19,998,984
903 Viatris, Inc. 9,825
26,750 Zimmer Biomet Holdings, Inc. 3,421,325
2,675 Zimvie, Inc.
(a)
61,097
69,257,851
Industrials - 4.7%
30,135 CAE, Inc.
(a)
785,921
1,240 Caterpillar, Inc. 276,297
120,491 Corning, Inc. 4,447,323
3,695 FedEx Corp. 854,986
49,482 Gates Industrial Corp. PLC
(a)
745,199
85,521 Manitex International, Inc.
(a)
622,593
26,850 Raytheon Technologies Corp. 2,660,029
1,335 Stanley Black & Decker, Inc. 186,620
2,780 The Boeing Co.
(a)
532,370
7,440 United Parcel Service, Inc., Class B 1,595,582
12,706,920
Information Technology - 9.2%
1,926 Alphabet, Inc., Class A
(a)
5,356,880
18,125 Cognizant Technology Solutions Corp.,
Class A 1,625,268
19,000 Forrester Research, Inc.
(a)
1,071,980
3,155 Meta Platforms, Inc., Class A
(a)
701,546
53,022 Microsoft Corp. 16,347,213
100 MSCI, Inc. 50,288
25,153,175
Materials - 3.9%
14,225 Celanese Corp., Class A 2,032,326
28,458 Corteva, Inc. 1,635,766
28,458 Dow, Inc. 1,813,344
25,464 DuPont de Nemours, Inc. 1,873,641
2,149 International Flavors & Fragrances, Inc. 282,228
26,505 LyondellBasell Industries NV, Class A 2,725,244
4,980 The Mosaic Co. 331,170
10,693,719
Transportation - 0.3%
3,110 Union Pacific Corp. 849,683
Total Common Stock (Cost $98,463,107) 257,713,946

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.6%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 $ 359,500
Financials - 0.5%
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 472,995
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 478,750
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 388,500
1,340,245
Total Corporate Non-Convertible Bonds (Cost
$1,756,522) 1,699,745
Investments, at value - 94.9% (Cost $100,219,629) $ 259,413,691
Other Assets & Liabilities, Net - 5.1% 14,022,591
Net Assets - 100.0% $ 273,436,282
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of
March 31, 2022.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,513,201 $ – $ – $ 1,513,201
Consumer Cyclical 4,348,498 – – 4,348,498
Consumer Discretionary 19,885,659 – – 19,885,659
Consumer Staples 43,026,049 – – 43,026,049
Energy 8,729,582 – – 8,729,582
Financials 61,549,609 – – 61,549,609
Health Care 69,257,851 – – 69,257,851
Industrials 12,706,920 – – 12,706,920
Information Technology 25,153,175 – – 25,153,175
Materials 10,693,719 – – 10,693,719
Transportation 849,683 – – 849,683
Corporate Non-
Convertible Bonds – 1,699,745 – 1,699,745
Investments at Value $ 257,713,946 $ 1,699,745 $ – $ 259,413,691